As filed with the Securities and Exchange Commission on April 16, 1999

                                                            File Nos. 33-36556
                                                                      811-6154


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 22
                                      AND
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 28

                         CITIFUNDS INTERNATIONAL TRUST*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

             21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

   PHILIP W. COOLIDGE, 21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
             ROGER P. JOSEPH, BINGHAM DANA LLP, 150 FEDERAL STREET,
                          BOSTON, MASSACHUSETTS 02110



     It is proposed that this filing will become effective on May 3, 1999 pursuant to paragraph (b) of Rule 485. Pursuant to Rule 485(b)(1)(iii), the Registrant hereby designates that the effective date for Post-Effective Amendment No. 20 to the Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 26 under the Investment Company Act of 1940, as filed pursuant to Rule 485(a) on February 16, 1999, also shall be May 3, 1999.

     The Premium Portfolios, on behalf of International Equity Portfolio, has also executed this Registration Statement.

-------------------------------------------------------------------
* This filing relates solely to shares of the Trust's series CitiFunds International Growth Portfolio.

                               EXPLANATORY NOTE

     Part A (the Prospectus of CitiFunds International Growth Portfolio) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 20 to the Registration Statement under the Securities Act of 1933 (File No. 33-36556) and Amendment No. 26 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-6154) pursuant to Rule 485(a) on February 16, 1999 (Accession No. 0000929638-99-000080) are herein incorporated by reference.

                                    PART C


Item 23. Exhibits.

           ***  a(1)          Declaration of Trust of the Registrant
   **, *** and  a(2)          Amendments to the Declaration of Trust of the Registrant
         *****
           ***  b(1)          Amended and Restated By-Laws of the Registrant
    ** and ***  b(2)          Amendments to the Amended and Restated By-Laws of the Registrant
        ******  e(1)          Amended and Restated Distribution Agreement between the Registrant and
                              CFBDS, as distributor with respect to Class A shares of CitiFunds International
                              Growth Portfolio
        ******  e(2)          Distribution Agreement between the Registrant and CFBDS, as distributor with respect to Class B shares of CitiFunds International Growth Portfolio
            **  g             Custodian Contract between the Registrant and State Street Bank and Trust
                              Company ("State Street"), as custodian
           ***  h(1)          Amended and Restated Administrative Services Plan of the Registrant with respect to CitiFunds International Growth Portfolio
        ******  h(2)          Amendment to the Amended and Restated Administrative Services Plan of
                              the Registrant with respect to CitiFunds International Growth Portfolio
           ***  h(3)          Administrative Services Agreement between the Registrant and CFBDS, as administrator for CitiFunds International Growth Portfolio
           ***  h(4)          Sub-Administrative Services Agreement between Citibank, N.A. and CFBDS with respect to CitiFunds International Growth Portfolio
           ***  h(5)(i)       Form of Shareholder Servicing Agreement between the Registrant and
                              Citibank, N.A., as shareholder servicing agent for CitiFunds International
                              Growth Portfolio
           ***  h(5)(ii)      Form of Shareholder Servicing Agreement between the Registrant and a federal savings bank, as shareholder servicing agent for CitiFunds
                              International Growth Portfolio
           ***  h(5)(iii)     Form of Shareholder Servicing Agreement between the Registrant and
                              CFBDS, as shareholder servicing agent for CitiFunds International Growth
                              Portfolio
             *  h(5)(iv)      Form of Shareholder Servicing Agreement between the Registrant and a national banking association or subsidiary thereof or state chartered banking association, as shareholder servicing agent for CitiFunds International
                              Growth Portfolio
           ***  h(6)          Transfer Agency and Servicing Agreement between the Registrant and State
                              Street, as transfer agent
            **  h(7)          Fund Accounting Agreement between the Registrant and State Street, as fund accounting agent
          ****  i             Opinion and consent of counsel
        ******  m(1)          Amended and Restated Distribution Plan of the Registrant for Class A Shares of
                              CitiFunds International Growth Portfolio
        ******  m(2)          Distribution Plan of the Registrant for Class B Shares of CitiFunds International
                              Growth Portfolio
        ******  o             Multiple Class Plan of the Registrant
 *** and filed  p(1)          Powers of Attorney for the Registrant
      herewith
          ****  p(2)          Powers of Attorney for The Premium Portfolios


---------------------
     * Incorporated herein by reference to Post Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on April 29, 1996.

     ** Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on October 24, 1997.
     *** Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on April 30, 1998.
     **** Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on December 16, 1998.
     ***** Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on December 22, 1998.
     ****** Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on February 16, 1999.


Item 24.  Persons Controlled by or under Common Control with Registrant.

     Not applicable.


Item 25.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and CFBDS, filed as Exhibits to Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A; and
(c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 26.  Business and Other Connections of Investment Adviser.

     Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio and Short-Term Portfolio), The Premium Portfolios (U.S. Fixed Income Portfolio, High Yield Portfolio, Growth & Income Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFundsSM Tax Free Income Trust (CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio and CitiFundsSM California Tax Free Income Portfolio), CitiFundsSM Multi-State Tax Free Trust (CitiFundsSM California Tax Free Reserves, CitiFundsSM New York Tax Free Reserves and CitiFundsSM Connecticut Tax Free Reserves), CitiFundsSM Institutional Trust (CitiFundsSM Institutional Cash Reserves) and Variable Annuity Portfolios (CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500 and CitiFundsSM Small Cap

Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $327 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

     John S. Reed is the Chairman and a Director of Citibank. Victor J. Menezes is the President and a Director of Citibank. William R. Rhodes and H. Onno Ruding are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul J. Collins, Vice Chairman of Citigroup Inc. and Robert I. Lipp, Chairman and Chief Executive Officer of The Travelers Insurance Group Inc. and of Travelers Property Casualty Corp.

     Each of the individuals named above is also a Director of Citigroup Inc. In addition, the following persons have the affiliations indicated:

Paul J. Collins      Director, Kimberly-Clark Corporation


Robert I. Lipp       Chairman, Chief Executive Officer and President, Travelers
                     Property Casualty Co.


John S. Reed         Director, Monsanto Company
                     Director, Philip Morris Companies
                      Incorporated
                     Stockholder, Tampa Tank & Welding, Inc.


William R. Rhodes    Director, Private Export Funding
                      Corporation


H. Onno Ruding       Supervisory Director, Amsterdamsch Trustees Cantoor B.V.
                     Director, Pechiney S.A.
                     Advisory Director, Unilever NV and Unilever PLC
                     Director, Corning Incorporated



Item 27.  Principal Underwriters.

     (a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Short-Term U.S. Government Income Portfolio, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect Folio 100, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, High Yield Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for

Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value

Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

     (b) The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

     (c) Not applicable.


Item 28.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                          ADDRESS

CFBDS, Inc.                                   21 Milk Street, 5th Floor
(administrator and distributor)               Boston, MA 02109

State Street Bank and Trust Company           1776 Heritage Drive
(custodian and transfer agent)                North Quincy, MA 02171

Citibank, N.A.                                153 East 53rd Street
(investment adviser)                          New York, NY 10043


SHAREHOLDER SERVICING AGENTS

Citibank, N.A.                                450 West 33rd Street
                                              New York, NY 10001

Citibank, N.A. -- Citigold                    Citicorp Mortgage Inc. - Citigold
                                              15851 Clayton Road
                                              Ballwin, MO 63011

Citibank, N.A. -- The Citibank                153 East 53rd Street
Private Bank                                  New York, NY 10043

Citibank, N.A. -- Citibank Global             153 East 53rd Street
Asset Management                              New York, NY 10043

Citibank, N.A. -- North American              111 Wall Street
Investor Services                             New York, NY 10094

Citicorp Investment Services                  One Court Square
                                              Long Island City, NY 11120



Item 29.  Management Services.

     Not applicable.


Item 30.  Undertakings.

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 16th day of April, 1999.

                                          CITIFUNDS INTERNATIONAL TRUST

                                          By: Philip W. Coolidge
                                              ----------------------------
                                              Philip W. Coolidge
                                              President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities indicated below on April 16, 1999.

     Signature                                     Title

Philip W. Coolidge        President, Principal Executive Officer and Trustee
---------------------
Philip W. Coolidge

John R. Elder             Principal Financial Officer and Principal
---------------------     Accounting Officer
John R. Elder

Riley C. Gilley*          Trustee
---------------------
Riley C. Gilley

Diana R. Harrington*      Trustee
---------------------
Diana R. Harrington

Susan B. Kerley*          Trustee
---------------------
Susan B. Kerley

Heath B. McLendon*        Trustee
---------------------
Heath B. McLendon

C. Oscar Morong, Jr.*     Trustee
---------------------
C. Oscar Morong, Jr.

E. Kirby Warren*          Trustee
---------------------
E. Kirby Warren

William S. Woods, Jr.*    Trustee
---------------------
William S. Woods, Jr.

*By:  Philip W. Coolidge
      ---------------------
      Philip W. Coolidge
      Executed by Philip W. Coolidge on behalf of those
      indicated pursuant to Powers of Attorney.

                                  SIGNATURES

     The Premium Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds International Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in Grand Cayman, Cayman Islands, on the 16th day of April, 1999.

                              THE PREMIUM PORTFOLIOS
                              on behalf of International Equity Portfolio

                              By: Tamie Ebanks-Cunningham
                                  ---------------------------
                                  Tamie Ebanks-Cunningham,
                                  Assistant Secretary of
                                  The Premium Portfolios

     This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds International Trust has been signed by the following persons in the capacities indicated on April 16, 1999.

   Signature                                      Title


Philip W. Coolidge*          President, Principal Executive Officer and Trustee
----------------------
Philip W. Coolidge


John R. Elder*               Principal Financial Officer and Principal
----------------------       Accounting Officer
John R. Elder


Elliott J. Berv*             Trustee
----------------------
Elliott J. Berv


Mark T. Finn*                Trustee
----------------------
Mark T. Finn


C. Oscar Morong, Jr.*        Trustee
----------------------
C. Oscar Morong, Jr.


Walter E. Robb, III*         Trustee
----------------------
Walter E. Robb, III


E. Kirby Warren*             Trustee
----------------------
E. Kirby Warren


*By:  Tamie Ebanks-Cunningham
      ------------------------
      Tamie Ebanks-Cunningham
      Executed by Tamie Ebanks-Cunningham on
      behalf of those indicated as attorney in
      fact.

                                 EXHIBIT INDEX



            Exhibit     Description:
            No.:

            p(1)        Power of Attorney for the Registrant